Offerings - Offering: 1	Oct. 08, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	163,483
Proposed Maximum Offering Price per Unit | $ / shares	3.08
Maximum Aggregate Offering Price	$ 503,527.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.54
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Represents (i) 100,000 shares issuable under the Neuraxis, Inc. 2025 Employee Stock Purchase Plan pursuant to the terms of such plan, and (ii) 63,483 shares issuable under the Neuraxis, Inc. 2022 Omnibus Securities And Incentive Plan pursuant to the terms of such plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on October 1, 2025.